Shareholders' equity - Shares of Common Stock Outstanding (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Shareholders' equity
Shares outstanding at beginning of year	3,710,960,252	3,663,483,895	3,600,886,932
New issuances			103,429,360
Common stock held in treasury:
Repurchases of common stock	(40,054,831)	(19,209)	(50,093,031)
Sales of common stock	1,920,457	601	1,530
Common stock issued to employees	44,689,800	47,335,900	9,271,600
Other net change in treasury stock	114,784	159,065	(12,496)
Shares outstanding at end of year	3,717,630,462	3,710,960,252	3,663,483,895